Debt - Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
9.375% Notes due 2011 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	9.375%	9.375%
9.125% Debentures due 2021 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	9.125%	9.125%
8.20% Debentures due 2025 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	8.20%	8.20%
8.125% Notes due 2030 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	8.125%	8.125%
7.9% Debentures due 2047 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	7.90%	7.90%
7.8% Debentures due 2027 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	7.80%	7.80%
7.68% Notes due 2012 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	7.68%	7.68%
7.65% Debentures due 2023 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	7.65%	7.65%
7.625% Debentures due 2013 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	7.625%	7.625%
7.40% Notes due 2031 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	7.40%	7.40%
7.375% Debentures due 2029 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	7.375%	7.375%
7.25% Notes due 2031 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	7.25%	7.25%
7.20% Notes due 2031 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	7.20%	7.20%
7% Debentures due 2029 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	7.00%	7.00%
6.95% Notes due 2029 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	6.95%	6.95%
6.875% Debentures due 2026 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	6.875%	6.875%
6.65% Debentures due 2018 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	6.65%	6.65%
6.50% Notes due 2011 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	6.50%	6.50%
6.50% Notes due 2039 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	6.50%	6.50%
6.50% Notes due 2039 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	6.50%	6.50%
6.00% Notes due 2020 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	6.00%	6.00%
5.951% Notes due 2037 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	5.951%	5.951%
5.95% Notes due 2036 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	5.95%	5.95%
5.90% Notes due 2032 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	5.90%	5.90%
5.90% Notes due 2038 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	5.90%	5.90%
5.75% Notes due 2019 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	5.75%	5.75%
5.625% Notes due 2016 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	5.625%	5.625%
5.50% Notes due 2013 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	5.50%	5.50%
5.20% Notes due 2018 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	5.20%	5.20%
4.75% Notes due 2012 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	4.75%	4.75%
4.75% Notes due 2014 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	4.75%	4.75%
4.60% Notes due 2015 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	4.60%	4.60%
4.40% Notes due 2013 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	4.40%	4.40%
Commercial Paper [Member]
Debt Instrument [Line Items]
Stated percentage of debt minimum	0.34%	0.14%
Stated percentage of debt maximum	0.341%	0.34%
Industrial Development Bonds due 2012 through 2038 at 0.08% - 5.75% at year-end 2011 and 0.33% - 5.75% at year-end 2010 [Member]
Debt Instrument [Line Items]
Stated percentage of debt minimum	0.08%	0.33%
Stated percentage of debt maximum	5.75%	5.75%
Guarantee of savings plan bank loan payable due 2015 at 2.29% at year-end 2011 and 2.06% at year-end 2010 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	2.29%	2.06%
Note payable to Merey Sweeny, L.P. due 2020 at 7% (related party) [Member]
Debt Instrument [Line Items]
Stated percentage of debt	7.00%	7.00%
Marine Terminal Revenue Refunding Bonds due 2031 at 0.08% - 0.15% at year-end 2011 and 0.33% - 0.48% at year-end 2010 [Member]
Debt Instrument [Line Items]
Stated percentage of debt minimum	0.08%	0.33%
Stated percentage of debt maximum	0.15%	0.48%